Long Term Debt - Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt in the next five years are as follows:
Due in 2020	$222,552
Due in 2021	$300,000
Due in 2022	$-
Due in 2023	$-
Total Debt	$522,052